Note G - Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets Disclosure [Text Block]
Intangible Assets Disclosure [Text Block]

NOTE G—INTANGIBLE ASSETS

Intangible assets consisted of the following as of December 31:

	2012			2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Patents and patents pending	$287,248	$(91,337)	$195,911	$287,248	$(80,068)	$207,180

Total	$287,248	$(91,337)	$195,911	$287,248	$(80,068)	$207,180

Aggregate amortization expense for the years ended December 31, 2012 and 2011, was $11,269 and $11,270 respectively. The estimated aggregate amortization expense of intangible assets for the years following December 31, 2012 is approximately $11,270 per year for 2013 through 2017, and $139,561 thereafter.